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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F COVER PAGE


Report for the Quarter Ended:  September 30, 1999

Institutional Investment Manager Filing this Report:

Name:           Foster Dykema Cabot & Co., Inc.
Address:        50 Milk Street
                Boston, MA  02109

13F File Number:        1037558

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Ruth Jacobson
Title:          V.P. Administration
Phone:          617-423-3900

Signature, Place and Date of Signing:

Ruth Jacobson           Boston, MA              December 1, 1999

Report Type:            13F Holdings Report

List of other Managers Reporting for this Manager:      0

I am signing this report as required by the Securities and Exchange Act of 1934.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Fidelity Intermediate Gov't In                  31617K303      22523831.965 SH       SOLE                23831.965
MFS Ser Trust V Total Return F                  552981300     2061   141452 SH       SOLE                   141452
ALLTEL, Corp.                  COM              020039103      267     3800 SH       SOLE                     3800
Abbott Laboratories            COM              002824100      831    22650 SH       SOLE                    22650
Adaptec Inc.                   COM              00651F108      214     5398 SH       SOLE                     5398
Allmerica Financial Corp.      COM              019754100      438     9200 SH       SOLE                     9200
American Express               COM              025816109     4981    36900 SH       SOLE                    36900
American Home Products         COM              026609107      705    16996 SH       SOLE                    16996
American International Group   COM              026874107     5522    63513 SH       SOLE                    63513
Ameritech Corp.                COM              030954101      248     3713 SH       SOLE                     3713
Atlantic Richfield Co.         COM              048825103      222     2500 SH       SOLE                     2500
Automatic Data Processing, Inc COM              053015103      393     8800 SH       SOLE                     8800
BP Amoco, PLC                  COM              055622104      379     3423 SH       SOLE                     3423
Bank One Corp.                 COM              06423A103      536    15407 SH       SOLE                    15407
BankAmerica Corp. (New)        COM              06605F102      223     4000 SH       SOLE                     4000
BankBoston, Corp.              COM                             528    11380 SH       SOLE                    11380
Bellsouth Corp.                COM              079860102      218     4848 SH       SOLE                     4848
Berkshire Hathaway, Inc. Cl. A COM              084670108    10395      189 SH       SOLE                      189
Berkshire Hathaway, Inc. Cl. B COM              084670207     3322     1790 SH       SOLE                     1790
Brandywine Realty Trust        COM              105368203      190    11700 SH       SOLE                    11700
Bristol-Myers Squibb Co.       COM              110122108     1281    18984 SH       SOLE                    18984
Camden Property Trust          COM              133131102      226     8400 SH       SOLE                     8400
Catellus Development Corp.     COM              149111106     1209   102860 SH       SOLE                   102860
Cedar Fair Limited Partnership COM              150185106     3582   172640 SH       SOLE                   172640
Central European Value Fund, I COM              153455100      665    66541 SH       SOLE                    66541
Chevron Corp.                  COM              166751107      314     3540 SH       SOLE                     3540
Coca-Cola Co.                  COM              191216100     2219    46000 SH       SOLE                    46000
Cohen & Steers Equity Income F COM              191912401     2111   222026 SH       SOLE                   222026
Cohen & Steers Total Return Re COM              19247R103     1269   113400 SH       SOLE                   113400
Colgate Palmolive Co.          COM              194162103      398     8700 SH       SOLE                     8700
Costco Wholesale Corp.         COM              22160K105     4288    59555 SH       SOLE                    59555
Disney (Walt) Co.              COM              254687106      927    35650 SH       SOLE                    35650
Dover Corp.                    COM              260003108     7650   187151 SH       SOLE                   187151
Du Pont De Nemours & Co.       COM              263534109      322     5324 SH       SOLE                     5324
Eli Lilly & Co.                COM              532457108      404     6290 SH       SOLE                     6290
Emerson Electric Co.           COM              291011104      635    10050 SH       SOLE                    10050
Equifax, Inc.                  COM              294429105      807    28710 SH       SOLE                    28710
Exxon Corp.                    COM              302290101     1507    19826 SH       SOLE                    19826
First Financial Fund, Inc.     COM              320228109       87    10800 SH       SOLE                    10800
Forrester Research             COM              346563109      989    25350 SH       SOLE                    25350
Freddie Mac                    COM              313400301     5856   112620 SH       SOLE                   112620
GPU, Inc.                      COM              36225X100      408    12500 SH       SOLE                    12500
GTE Corp.                      COM              362320103      322     4184 SH       SOLE                     4184
Gannett Co.                    COM              364730101      928    13410 SH       SOLE                    13410
General Electric Co.           COM              369604103     7169    60463 SH       SOLE                    60463
Genzyme Corp.                  COM              372917104      451    10000 SH       SOLE                    10000
Gillette Co.                   COM              375766102     3192    94062 SH       SOLE                    94062
Hewlett Packard Co.            COM              428236103      280     3082 SH       SOLE                     3082
IBM, Corp.                     COM              459200101      290     2400 SH       SOLE                     2400
Intel, Corp.                   COM              458140100      244     3280 SH       SOLE                     3280
J.P. Morgan & Company          COM              616880100      228     2000 SH       SOLE                     2000
Johnson & Johnson              COM              478160104     3344    36402 SH       SOLE                    36402
Leucadia National Corp.        COM              527288104      246    11700 SH       SOLE                    11700
Lincoln Electric Holding Inc.  COM              533900106     1864    89275 SH       SOLE                    89275
Loews, Corp.                   COM              540424108      407     5800 SH       SOLE                     5800
Lucent Technologies            COM              549463107      625     9636 SH       SOLE                     9636
MGI Properties                 COM              552885105      156    17300 SH       SOLE                    17300
Manpower, Inc.                 COM              56418H100     1820    62500 SH       SOLE                    62500
Merck & Co.                    COM              589331107      744    11486 SH       SOLE                    11486
Microsoft Corp. (Restricted)   COM              594918104      213     2348 SH       SOLE                     2348
Minnesota Mining & Manuf. (3M) COM              604059105      826     8597 SH       SOLE                     8597
Mobil Oil Corp.                COM              607059102      424     4210 SH       SOLE                     4210
Montgomery Emerging Markets    COM                             245     6627 SH       SOLE                     6627
Pepsico, Inc.                  COM              713448108      280     9195 SH       SOLE                     9195
Pfizer, Inc.                   COM              717081103      495    13785 SH       SOLE                    13785
Pitney Bowes, Inc.             COM              724479100      463     7600 SH       SOLE                     7600
Procter & Gamble Co.           COM              742718109     1716    18304 SH       SOLE                    18304
Progressive Corp.              COM              743315103     1168    14300 SH       SOLE                    14300
RailTex                        COM              750766107      396    24030 SH       SOLE                    24030
Royal Dutch Petroleum          COM              780257705      428     7248 SH       SOLE                     7248
S&P Depository Receipts        COM              78462F103      404     3135 SH       SOLE                     3135
SBC Communications, Inc.       COM              78387G103      223     4364 SH       SOLE                     4364
SSGA Emerging Markets Fund     COM              784924789     1336   129985 SH       SOLE                   129985
Sara Lee Corp.                 COM              803111103      318    13600 SH       SOLE                    13600
Schering-Plough Corp.          COM              806605101      291     6672 SH       SOLE                     6672
Schlumberger Ltd.              COM              806857108      366     5873 SH       SOLE                     5873
Schroder Equity Partners       COM                             584   326265 SH       SOLE                   326265
Scudder International Fund     COM              811165109      212     3781 SH       SOLE                     3781
Servicemaster Company          COM              81760N109     8271   514947 SH       SOLE                   514947
Smithkline Beecham - Ordinary  COM              832378301      295     5120 SH       SOLE                     5120
Sprint, Corp. (FON Group)      COM              852061100      412     7600 SH       SOLE                     7600
Star Bay Partners II-Public Eq COM                             626   400000 SH       SOLE                   400000
T. Rowe Price International St COM              77956H203      198    12213 SH       SOLE                    12213
T. Rowe Price New Horizons Fun COM              779562107      225     9368 SH       SOLE                     9368
Telefonos de Mexico            COM              879403780      214     3000 SH       SOLE                     3000
Templeton Foreign Equity Fund  COM              880210505      998    51700 SH       SOLE                    51700
Tenet Healthcare Corp.         COM              88033G100      260    14800 SH       SOLE                    14800
Tweedy Browne Global Value Fun COM              901165100     3905   190589 SH       SOLE                   190589
Tyco Int'l Ltd.                COM              902124106     2841    27517 SH       SOLE                    27517
Vodafone Airtouch Public Limit COM              92857T107      401     1688 SH       SOLE                     1688
Walmart Stores Inc.            COM              931142103      705    14820 SH       SOLE                    14820
Warner-Lambert Company         COM              934488107      319     4800 SH       SOLE                     4800
Washington Post "B"            COM              939640108      204      400 SH       SOLE                      400
Wells Fargo & Co. (New)        COM              949746101     4716   119020 SH       SOLE                   119020
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